Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Loss Per Share
23.	LOSS PER SHARE

Year ended December 31, 2019				Year ended December 31, 2018			Year ended December 31, 2017
	Loss for the period	Weighted average shares outstanding	Loss per share	Loss for the period	Weighted average shares outstanding	Loss per share	Earnings for the period	Weighted average shares outstanding	Earnings per share
Basic EPS	$(136,223)	84,872,767	$(1.61)	$(14,044)	68,456,434	$(0.21)	$11,898	39,409,369	$0.30
Effect of dilutive securities:
Share options	-	-	-	-	-	-	-	172,570	-
Warrants	-	-	-	-	-	-	-	275,304	-
Diluted EPS	$(136,223)	84,872,767	$(1.61)	$(14,044)	68,456,434	$(0.21)	$11,898	39,857,243	$0.30

At December 31, 2019, 3,194,790 (December 31, 2018 and 2017 - 3,023,502 and 2,134,850, respectively) share options were outstanding, of which 3,194,790 were anti-dilutive (December 31, 2018 and 2017 - 3,023,502 and 1,723,584, respectively).

At December 31, 2019, share purchase warrants that entitle the holders to purchase 9,838,159 (December 31, 2018 and 2017 - 9,838,159 and 5,851,000, respectively) common shares were outstanding, of which 9,838,159 (December 31, 2018 and 2017 - 9,838,159 and 5,851,000) were anti-dilutive.